Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Offsetting Of Financial Assets [Line Items]
Offsetting financial assets and financial liabilities
27.
Offsetting financial assets and financial liabilities

When certain criteria are met, financial assets and liabilities are offset and presented on a net basis in the Consolidated Statement of Financial Position. Amounts presented in the Consolidated Statement of Financial Position are offset when the Group currently has a legally enforceable right to offset the recognized amounts, and the Group intends to settle the asset and liability on a net basis or has the ability to realize the asset and settle the liability simultaneously.

The following table presents the recognized financial instruments that are offset as at December 31, 2024 and 2023:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2024	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	425,172	—	425,172
Financial assets at FVPL	129,319	—	129,319
Trade and other receivables	504,529	(7,816)	496,713
Derivative financial instruments	2,874	—	2,874
Other assets	18,805	—	18,805
Total	1,080,699	(7,816)	1,072,883
Financial liabilities
Trade and other payables	614,762	(16,975)	597,787
Lease Liabilities	4,000	—	4,000
Derivative financial instruments	6,227	—	6,227
Financial liabilities	50,455	—	50,455
Total	675,444	(16,975)	658,469

		Gross amounts	Net amounts
2023	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	536,160	—	536,160
Financial assets at FVPL	104,387	—	104,387
Trade and other receivables	385,237	(21,863)	363,374
Derivative financial instruments	2,040	—	2,040
Other assets	11,782	—	11,782
Total	1,039,606	(21,863)	1,017,743
Financial liabilities
Trade and other payables	624,356	(21,863)	602,493
Lease Liabilities	3,957	—	3,957
Derivative financial instruments	948	—	948
Total	629,261	(21,863)	607,398

The gross amount of assets and liabilities that have been offset and presented above primarily relate to trade receivables resulting from fees earned from merchants that are offset against liabilities to merchants. The Group determined these balances meet the IFRS 7 offsetting requirements since an enforceable legal right to offset the balances exists, and the Group intends to settle such transactions on a net basis. No arrangements with merchants that provide the Group with the right to offset exist where the offsetting criteria have not been met.